Borrowings (Tables)	12 Months Ended
Apr. 30, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Borrowings
Long-term borrowings consist of the following as of April 30, 2022 and 2023:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Long-term borrowings, unsecured, maturing serially through 2022-2026, (weighted average: April 2022 – 2.93%, April 2023 – 2.95%)	¥790,000	¥1,034,445	$7,607
Less: current portion	(5,555)	(1,013,332)	(7,452)

Long-term borrowings, net of current portion	¥784,445	¥21,113	$155

Schedule of Annual Maturities
Annual maturities for the years subsequent to April 30, 2023 are as follows:

	JPY	US$
	(in thousands)
Year ending April 30,
2024 (1). . . . . . . . . . . . . . . . . . . . . . . . . .	¥1,013,332	$7,452
2025 . . . . . . . . . . . . . . . . . . . . . . . . . .	13,332	98
2026 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,781	57

Total . . . . . . . . . . . . . . . . . . . . . . . . .	¥1,034,445	$7,607

(1)
Of the amounts due in 2024, ¥1,000,000 thousand ($7,353 thousand) is due on February 29, 2024 and the remaining ¥13,332 thousand ($98 thousand) is comprised of twelve monthly payments of ¥1,111 thousand ($8 thousand) each month.